Segment reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information
Revenue	$ 2,466,504,041	$ 2,207,966,313
Lease Income	16,128,771	9,584,972	$ 8,732,799
Total revenue	2,482,632,812	2,217,551,285	1,976,907,231
Total cost of revenue	(1,922,323,191)	(1,602,072,983)	(1,517,279,018)
Gross profit	560,309,621	615,478,302	459,628,213
Operating expenses	(250,447,619)	(240,047,821)	(212,568,458)
Operating income	309,862,002	375,430,481	247,059,755
Interest income	51,493,595	31,225,694	16,859,086
Interest expense	(113,775,360)	(99,245,696)	(66,153,440)
Net realized gain on short-term investments	3,075,014	(3,407,090)	7,873,987
Share of loss in equity investee	(5,416,471)	(9,374,451)	(1,710,070)
Loss on extinguishment of debt	(8,580,510)	(21,443,949)	(15,879,702)
Exchange gains	(7,376,009)	(25,677,654)	756,926
Unrealized income on short-term investments	(1,623,814)	1,150,200	2,095,979
Other income	5,848,727	1,741,732	2,326,010
Income/(loss) before income taxes	233,507,174	250,399,267	193,228,531
Income tax benefit/(expense)	(150,478,372)	(144,447,247)	(113,117,126)
Net income	83,028,802	105,952,020	80,111,405
Depreciation and amortization	17,584,443	15,132,875	13,727,526
Capital expenditure	11,645,673	16,654,387	9,761,856
Real estate properties development completed	458,204,518	632,359,691	840,393,193
Real estate properties under development	3,254,387,749	4,068,716,308	1,996,000,653
Real estate properties held for lease	515,868,908	302,764,217	277,933,313
Total long-lived assets	1,776,601,324	1,342,491,007	1,314,221,789
Total assets	7,421,664,433	8,033,712,672	6,384,434,270
Real Estate Sales [Member]
Segment Reporting Information
Revenue	2,387,031,568	2,139,370,792	1,924,560,806
Total cost of revenue	(1,851,819,293)	(1,543,974,061)	(1,474,067,213)
Real estate lease income [Member]
Segment Reporting Information
Lease Income	16,128,771	9,584,972	8,732,799
Total cost of revenue	(12,757,251)	(9,348,616)	(11,006,122)
Real estate management services income [Member]
Segment Reporting Information
Revenue	67,488,169	63,447,420	41,738,319
Total cost of revenue	(40,889,231)	(44,619,783)	(31,646,448)
Other revenue [Member]
Segment Reporting Information
Revenue	11,984,304	5,148,101	1,875,307
Total cost of revenue	(16,857,416)	(4,130,523)	(559,235)
Henan [Member]
Segment Reporting Information
Lease Income	6,630,994	4,463,583	3,567,372
Total revenue	1,396,894,717	1,010,782,815	891,789,797
Total cost of revenue	(1,091,986,990)	(706,606,201)	(610,989,816)
Gross profit	304,907,727	304,176,614	280,799,981
Operating expenses	(70,839,873)	(62,812,091)	(64,061,347)
Operating income	234,067,854	241,364,523	216,738,634
Interest income	42,379,712	23,934,452	11,355,876
Interest expense	(14,805,529)	(15,091,954)	(18,393,523)
Net realized gain on short-term investments	183,450	183,450	3,110,564
Share of loss in equity investee	(1,370,440)	(1,342,875)	(1,062,499)
Loss on extinguishment of debt	(8,044,499)	(24,665,987)	0
Exchange gains	12,524,863	(13,029,174)	(362,736)
Unrealized income on short-term investments		0	151,003
Other income	4,536,260	(3,773,556)	2,326,004
Income/(loss) before income taxes	269,471,671	207,578,879	213,863,323
Income tax benefit/(expense)	(69,803,421)	(66,585,136)	(77,985,230)
Net income	199,668,250	140,993,743	135,878,093
Depreciation and amortization	5,553,392	5,881,359	5,597,930
Capital expenditure	6,263,956	8,700,583	5,756,237
Real estate properties development completed	133,572,883	119,978,648	49,708,034
Real estate properties under development	886,160,682	1,630,532,021	937,340,899
Real estate properties held for lease	109,809,942	72,389,385	53,783,548
Total long-lived assets	524,367,010	370,303,455	207,599,517
Total assets	2,882,024,764	3,326,001,406	2,715,305,431
Henan [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	1,382,533,759	1,002,960,937	886,207,602
Total cost of revenue	(1,082,472,232)	(701,238,639)	(607,656,121)
Henan [Member] | Real estate lease income [Member]
Segment Reporting Information
Total cost of revenue	(2,348,963)	(2,245,710)	(2,170,672)
Henan [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue	7,578,862	3,061,093	1,505,932
Total cost of revenue	(4,716,112)	(2,733,062)	(935,942)
Henan [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	151,102	297,202	508,891
Total cost of revenue	(2,449,683)	(388,790)	(227,081)
Shandong [Member]
Segment Reporting Information
Lease Income	321,819	497,354	183,530
Total revenue	276,142,822	292,265,667	252,423,012
Total cost of revenue	(222,754,891)	(230,042,111)	(205,050,360)
Gross profit	53,387,931	62,223,556	47,372,652
Operating expenses	(14,770,303)	(12,610,671)	(10,497,498)
Operating income	38,617,628	49,612,885	36,875,154
Interest income	436,165	478,524	338,069
Interest expense	(3,061,587)	0	(362,759)
Net realized gain on short-term investments		0	0
Share of loss in equity investee	(922,281)	(1,067,320)	(974,405)
Loss on extinguishment of debt		0	0
Exchange gains		0	0
Unrealized income on short-term investments		0	0
Other income	866	(162,149)	0
Income/(loss) before income taxes	35,070,791	48,861,940	35,876,059
Income tax benefit/(expense)	(23,020,472)	(24,338,485)	(11,359,619)
Net income	12,050,319	24,523,455	24,516,440
Depreciation and amortization	433,948	664,325	416,607
Capital expenditure	64,816	4,689,576	11,636
Real estate properties development completed	34,351,045	46,110,853	82,128,992
Real estate properties under development	359,079,121	520,017,386	78,988,478
Real estate properties held for lease	6,954,550	7,929,336	5,633,936
Total long-lived assets	509,819,916	500,658,792	420,656,893
Total assets	573,869,426	902,384,756	693,368,606
Shandong [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	275,120,959	291,763,807	252,186,589
Total cost of revenue	(220,925,677)	(228,347,098)	(204,691,234)
Shandong [Member] | Real estate lease income [Member]
Segment Reporting Information
Total cost of revenue	(561,264)	(470,614)	(348,420)
Shandong [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue		0	0
Total cost of revenue		0	0
Shandong [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	700,044	4,506	52,893
Total cost of revenue	(1,267,950)	(1,224,399)	(10,706)
Jiangsu [Member]
Segment Reporting Information
Lease Income		917,227	0
Total revenue		331,743,582	284,409,505
Total cost of revenue		(217,052,885)	(251,246,196)
Gross profit		114,690,697	33,163,309
Operating expenses		(15,284,915)	(16,659,076)
Operating income		99,405,782	16,504,233
Interest income		568,283	218,937
Interest expense		(1,009,438)	(1,829,665)
Net realized gain on short-term investments		0	7,395
Share of loss in equity investee		(949,748)	(2,818)
Loss on extinguishment of debt		0	0
Exchange gains		0	0
Unrealized income on short-term investments		0	0
Other income		391,338	0
Income/(loss) before income taxes		98,406,217	14,898,082
Income tax benefit/(expense)		(33,672,476)	(6,913,466)
Net income		64,733,741	7,984,616
Depreciation and amortization		2,398,697	3,445,463
Capital expenditure		6,226	13,725
Real estate properties development completed		38,293,044	13,625,012
Real estate properties under development		240,985,540	217,051,399
Real estate properties held for lease		39,824,983	38,824,172
Total long-lived assets		95,890,366	50,598,511
Total assets		740,208,056	459,080,321
Jiangsu [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue		330,352,688	284,388,321
Total cost of revenue		(214,621,791)	(247,765,242)
Jiangsu [Member] | Real estate lease income [Member]
Segment Reporting Information
Total cost of revenue		(2,336,287)	(3,353,579)
Jiangsu [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue		0	0
Total cost of revenue		0	0
Jiangsu [Member] | Other revenue [Member]
Segment Reporting Information
Revenue		473,667	21,184
Total cost of revenue		(94,807)	(127,375)
Sichuan [Member]
Segment Reporting Information
Lease Income	728,016	86,593	0
Total revenue	86,980,800	81,106,616	79,141,477
Total cost of revenue	(82,568,113)	(76,832,660)	(71,491,161)
Gross profit	4,412,687	4,273,956	7,650,316
Operating expenses	(8,011,273)	(4,275,577)	(3,772,416)
Operating income	(3,598,586)	(1,621)	3,877,900
Interest income	493,469	104,895	100,988
Interest expense		(2,259,789)	0
Net realized gain on short-term investments		0	0
Share of loss in equity investee		(3,719,920)	0
Loss on extinguishment of debt		0	0
Exchange gains		0	0
Unrealized income on short-term investments		0	0
Other income	246,927	4,585,338	0
Income/(loss) before income taxes	(2,858,190)	(1,291,097)	3,978,888
Income tax benefit/(expense)	(2,864,732)	(1,312,549)	(812,628)
Net income	(5,722,922)	(2,603,646)	3,166,260
Depreciation and amortization	635,494	553,823	218,043
Capital expenditure	26,254	10,229	22,550
Real estate properties development completed	64,327,235	88,492,260	146,791,480
Real estate properties under development	619,020,458	620,344,540	0
Real estate properties held for lease	34,515,933	36,086,237	23,503,438
Total long-lived assets	44,244,900	37,986,138	391,437,638
Total assets	897,210,854	839,829,759	584,350,518
Sichuan [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	85,189,227	80,701,160	79,054,170
Total cost of revenue	(81,765,082)	(75,842,475)	(71,332,282)
Sichuan [Member] | Real estate lease income [Member]
Segment Reporting Information
Total cost of revenue	(799,359)	(554,861)	(158,879)
Sichuan [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue		0	0
Total cost of revenue		0	0
Sichuan [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	1,063,557	318,863	87,307
Total cost of revenue	(3,672)	(435,324)	0
Beijing [Member]
Segment Reporting Information
Lease Income	657,451	0	0
Total revenue	130,467,541	14,490,399	540,766
Total cost of revenue	(98,125,392)	(9,355,460)	(414,729)
Gross profit	32,342,149	5,134,939	126,037
Operating expenses	(73,333,124)	(64,432,460)	(44,507,378)
Operating income	(40,990,975)	(59,297,521)	(44,381,341)
Interest income	2,241,516	1,388,846	516,950
Interest expense	(7,385,692)	(2,137,378)	(5,056,962)
Net realized gain on short-term investments		0	9,077
Share of loss in equity investee		0	0
Loss on extinguishment of debt		0	0
Exchange gains		(1,544)	0
Unrealized income on short-term investments		0	0
Other income	909,298	(521,424)	0
Income/(loss) before income taxes	(45,225,853)	(60,569,021)	(48,912,276)
Income tax benefit/(expense)	(9,456,395)	5,810,925	4,065,308
Net income	(54,682,248)	(54,758,096)	(44,846,968)
Depreciation and amortization	2,732,083	1,506,886	767,841
Capital expenditure	1,142,809	2,279,441	2,960,195
Real estate properties development completed	60,683,848	42,003,855	52,675,024
Real estate properties under development	266,984,229	214,011,166	200,296,958
Real estate properties held for lease	7,520,601	0	0
Total long-lived assets	61,281,191	42,680,909	16,714,738
Total assets	470,434,500	340,188,589	296,118,475
Beijing [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	126,540,125	12,314,328	540,766
Total cost of revenue	(92,849,397)	(9,355,460)	(363,305)
Beijing [Member] | Real estate lease income [Member]
Segment Reporting Information
Total cost of revenue	(481,276)	0	0
Beijing [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue		0	0
Total cost of revenue		0	0
Beijing [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	3,269,965	2,176,071	0
Total cost of revenue	(4,794,719)	0	(51,424)
Hainan [Member]
Segment Reporting Information
Lease Income		0	0
Total revenue	43,820,016	170,083,021	87,315,653
Total cost of revenue	(31,766,627)	(87,714,817)	(55,295,321)
Gross profit	12,053,389	82,368,204	32,020,332
Operating expenses	(2,514,263)	(12,088,762)	(7,726,269)
Operating income	9,539,126	70,279,442	24,294,063
Interest income	3,208	22,667	26,443
Interest expense	(11,507)	0	0
Net realized gain on short-term investments		0	0
Share of loss in equity investee		0	0
Loss on extinguishment of debt		0	0
Exchange gains		0	0
Unrealized income on short-term investments		0	0
Other income	156,235	32,867	0
Income/(loss) before income taxes	9,687,062	70,334,976	24,320,506
Income tax benefit/(expense)	(4,643,587)	(33,888,754)	(10,189,683)
Net income	5,043,475	36,446,222	14,130,823
Depreciation and amortization	29,414	44,773	148,453
Capital expenditure	3,712	0	1,361
Real estate properties development completed	6,627,299	31,716,745	97,350,745
Real estate properties under development		0	0
Real estate properties held for lease	888,150	0	0
Total long-lived assets	6,664,536	5,953,273	609,466
Total assets	27,393,755	39,269,241	108,984,575
Hainan [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	43,820,016	169,606,837	87,304,257
Total cost of revenue	(31,764,435)	(87,710,266)	(55,291,475)
Hainan [Member] | Real estate lease income [Member]
Segment Reporting Information
Total cost of revenue		0	0
Hainan [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue		0	0
Total cost of revenue		0	0
Hainan [Member] | Other revenue [Member]
Segment Reporting Information
Revenue		476,184	11,396
Total cost of revenue	(2,192)	(4,551)	(3,846)
Hunan [Member]
Segment Reporting Information
Lease Income	135,279	111,408	6,071
Total revenue	158,657,679	97,756,305	133,623,535
Total cost of revenue	(112,401,205)	(102,979,451)	(108,104,554)
Gross profit	46,256,474	(5,223,146)	25,518,981
Operating expenses	(3,991,323)	(11,008,482)	(10,099,854)
Operating income	42,265,151	(16,231,628)	15,419,127
Interest income	182,529	194,297	320,666
Interest expense		0	0
Net realized gain on short-term investments		0	0
Share of loss in equity investee		0	0
Loss on extinguishment of debt		0	0
Exchange gains		0	0
Unrealized income on short-term investments		0	0
Other income	(17,844)	27,078	0
Income/(loss) before income taxes	42,429,836	(16,010,253)	15,739,793
Income tax benefit/(expense)	(16,123,072)	14,764,618	(2,560,610)
Net income	26,306,764	(1,245,635)	13,179,183
Depreciation and amortization	1,668,279	1,395,291	185,123
Capital expenditure	44,058	278	21,262
Real estate properties development completed	7,540,854	7,340,408	49,346,740
Real estate properties under development	6,433,260	113,205,249	109,107,637
Real estate properties held for lease	60,967,850	47,347,197	50,422,065
Total long-lived assets	62,686,470	48,805,523	51,791,292
Total assets	107,134,983	274,708,013	266,196,168
Hunan [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	157,938,663	97,162,300	133,499,073
Total cost of revenue	(110,346,111)	(100,986,641)	(107,834,718)
Hunan [Member] | Real estate lease income [Member]
Segment Reporting Information
Total cost of revenue	(1,693,085)	(1,475,782)	(174,601)
Hunan [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue		0	0
Total cost of revenue		0	0
Hunan [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	583,737	482,597	118,391
Total cost of revenue	(362,009)	(517,028)	(95,235)
Shanghai [Member]
Segment Reporting Information
Lease Income	2,920,280	641,119	209,186
Total revenue	283,474,831	641,119	1,187,682
Total cost of revenue	(204,269,639)	(295,775)	(996,187)
Gross profit	79,205,192	345,344	191,495
Operating expenses	(18,080,374)	(163,680)	(747,409)
Operating income	61,124,818	181,664	(555,914)
Interest income	306,228	62,536	268,325
Interest expense	(1,066,270)	(1,689,514)	(2,100,301)
Net realized gain on short-term investments		0	0
Share of loss in equity investee	(613,155)	0	0
Loss on extinguishment of debt		0	0
Exchange gains		0	0
Unrealized income on short-term investments		0	0
Other income	47,762	(1,822)	0
Income/(loss) before income taxes	59,799,383	(1,447,136)	(2,387,890)
Income tax benefit/(expense)	(28,043,624)	1,503,472	686,619
Net income	31,755,759	56,336	(1,701,271)
Depreciation and amortization	2,622,483	277,113	68,648
Capital expenditure	2,579	0	0
Real estate properties development completed	106,796,363	82,320,988	90,003,702
Real estate properties under development	123,381,923	0	0
Real estate properties held for lease	40,675,960	4,037,272	4,578,302
Total long-lived assets	183,400,846	4,056,266	4,639,263
Total assets	752,136,052	95,034,595	103,055,884
Shanghai [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	279,731,401	0	973,450
Total cost of revenue	(201,704,497)	(57,369)	(664,093)
Shanghai [Member] | Real estate lease income [Member]
Segment Reporting Information
Total cost of revenue	(2,565,142)	(238,406)	(332,094)
Shanghai [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue		0	0
Total cost of revenue		0	0
Shanghai [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	823,150	0	5,046
Total cost of revenue		0	0
Tianjin [Member]
Segment Reporting Information
Lease Income		0	0
Total revenue		86,165,309	38,647,065
Total cost of revenue		(56,487,052)	(23,602,129)
Gross profit		29,678,257	15,044,936
Operating expenses		(5,904,656)	(6,001,987)
Operating income		23,773,601	9,042,949
Interest income		230,432	271,527
Interest expense		0	(1,214,368)
Net realized gain on short-term investments		0	0
Share of loss in equity investee		0	0
Loss on extinguishment of debt		0	0
Exchange gains		0	0
Unrealized income on short-term investments		0	0
Other income		(948,161)	0
Income/(loss) before income taxes		23,055,872	8,100,108
Income tax benefit/(expense)		(8,088,479)	(1,713,343)
Net income		14,967,393	6,386,765
Depreciation and amortization		150,980	9,836
Capital expenditure		290,791	20,322
Real estate properties development completed		0	0
Real estate properties under development		106,218,839	40,379,791
Real estate properties held for lease		0	0
Total long-lived assets		6,535,427	1,706,170
Total assets		185,400,019	98,249,020
Tianjin [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue		86,165,279	38,646,991
Total cost of revenue		(56,487,052)	(23,602,129)
Tianjin [Member] | Real estate lease income [Member]
Segment Reporting Information
Total cost of revenue		0	0
Tianjin [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue		0	0
Total cost of revenue		0	0
Tianjin [Member] | Other revenue [Member]
Segment Reporting Information
Revenue		30	74
Total cost of revenue		0	0
Shaanxi [Member]
Segment Reporting Information
Lease Income	3,301,027	2,064,129	3,832,764
Total revenue	13,002,066	63,323,382	67,472,485
Total cost of revenue	(9,984,966)	(64,519,608)	(50,936,208)
Gross profit	3,017,100	(1,196,226)	16,536,277
Operating expenses	(5,808,638)	(5,834,584)	(9,123,653)
Operating income	(2,791,538)	(7,030,810)	7,412,624
Interest income	12,795	78,014	69,336
Interest expense	(138,107)	(915,585)	0
Net realized gain on short-term investments		0	0
Share of loss in equity investee		0	0
Loss on extinguishment of debt		0	0
Exchange gains		0	0
Unrealized income on short-term investments		0	0
Other income	(199,670)	(120,442)	0
Income/(loss) before income taxes	(3,116,520)	(7,988,823)	7,481,960
Income tax benefit/(expense)	2,210,548	1,735,041	(840,827)
Net income	(905,972)	(6,253,782)	6,641,133
Depreciation and amortization	1,873,910	1,888,104	1,766,074
Capital expenditure	16,761	13,183	9,571
Real estate properties development completed	43,103,208	48,352,943	127,107,105
Real estate properties under development	162,947,850	150,381,455	140,257,927
Real estate properties held for lease	91,474,049	94,612,752	100,574,370
Total long-lived assets	100,419,560	125,890,353	125,298,084
Total assets	338,107,052	330,029,859	440,219,180
Shaanxi [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	6,917,948	58,795,214	63,283,292
Total cost of revenue	(6,510,485)	(59,670,857)	(46,516,108)
Shaanxi [Member] | Real estate lease income [Member]
Segment Reporting Information
Total cost of revenue	(2,913,152)	(1,978,147)	(4,420,100)
Shaanxi [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue	2,783,091	2,464,039	356,429
Total cost of revenue	(561,329)	(2,870,604)	0
Shaanxi [Member] | Other revenue [Member]
Segment Reporting Information
Revenue		0	0
Total cost of revenue		0	0
US subsidiaries [Member]
Segment Reporting Information
Lease Income	893,982	0	0
Total revenue	1,940,073	9,386,572	98,784,088
Total cost of revenue	(2,792,781)	(9,357,970)	(108,350,506)
Gross profit	(852,708)	28,602	(9,566,418)
Operating expenses	(9,414,601)	(4,654,552)	(10,597,926)
Operating income	(10,267,309)	(4,625,950)	(20,164,344)
Interest income	48,285	3,311	0
Interest expense	(3,472,559)	(3,501,863)	(3,570,310)
Net realized gain on short-term investments		0	0
Share of loss in equity investee		0	0
Loss on extinguishment of debt		0	0
Exchange gains		0	0
Unrealized income on short-term investments		0	0
Other income		2,093,750	6
Income/(loss) before income taxes	(13,691,583)	(6,030,752)	(23,734,648)
Income tax benefit/(expense)	2,921,151	3,037,875	8,694,642
Net income	(10,770,432)	(2,992,877)	(15,040,006)
Depreciation and amortization	1,665,384		232,618
Depreciation and amortization		(95,404)
Capital expenditure	3,579,071	89,510	257,643
Real estate properties development completed	1,201,783	127,749,947	131,656,359
Real estate properties under development	230,860,737	199,665,838	168,236,598
Real estate properties held for lease	162,599,274	0	0
Total long-lived assets	176,115,157	25,781,516	19,666,135
Total assets	439,770,834	384,883,423	354,473,170
US subsidiaries [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	750,000	8,815,926	98,476,295
Total cost of revenue	(1,444,563)	(9,357,970)	(108,350,506)
US subsidiaries [Member] | Real estate lease income [Member]
Segment Reporting Information
Total cost of revenue	(1,348,218)	0	0
US subsidiaries [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue		0	0
Total cost of revenue		0	0
US subsidiaries [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	296,091	570,646	307,793
Total cost of revenue		0	0
Guangdong [Member]
Segment Reporting Information
Lease Income		0	19,659
Total revenue	9,738,197	0	19,659
Total cost of revenue	(6,821,557)	0	(10,342)
Gross profit	2,916,640	0	9,317
Operating expenses	(1,966,796)	(1,185,184)	(680,754)
Operating income	949,844	(1,185,184)	(671,437)
Interest income	13,533	5,506	264
Interest expense		0
Net realized gain on short-term investments		0
Share of loss in equity investee	(2,903,841)	(1,295,899)
Loss on extinguishment of debt		0
Exchange gains		0
Unrealized income on short-term investments		0
Other income	(289,485)	0
Income/(loss) before income taxes	(2,229,949)	(2,475,577)	(671,173)
Income tax benefit/(expense)	(1,017,315)	(392,906)	145,513
Net income	(3,247,264)	(2,868,483)	(525,660)
Depreciation and amortization	41,616	137,262	38
Capital expenditure		0	392,779
Real estate properties development completed		0
Real estate properties under development	372,170,620	102,997,747	93,205,573
Real estate properties held for lease		0
Total long-lived assets	18,237,255	23,600,985	125,896
Total assets	414,319,137	134,196,645	93,723,704
Guangdong [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	9,738,197	0
Total cost of revenue	(6,821,557)	0
Guangdong [Member] | Real estate lease income [Member]
Segment Reporting Information
Total cost of revenue		0
Guangdong [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue		0
Total cost of revenue		0
Guangdong [Member] | Other revenue [Member]
Segment Reporting Information
Revenue		0
Total cost of revenue		0	(10,342)
Hubei [Member]
Segment Reporting Information
Total cost of revenue	(23,397)
Gross profit	(23,397)
Operating expenses	(3,429,583)	(1,949,565)
Operating income	(3,452,980)	(1,949,565)
Interest income	1,695
Other income		1,180
Income/(loss) before income taxes	(3,451,285)	(1,948,385)
Income tax benefit/(expense)	704,284	(152,722)
Net income	(2,747,001)	(2,101,107)
Depreciation and amortization	46,012	15,028
Capital expenditure	4,821	197,756
Real estate properties under development	141,707,492	124,701,587
Total long-lived assets	934,102	176,034
Total assets	148,165,478	127,532,829
Hubei [Member] | Real Estate Sales [Member]
Segment Reporting Information
Total cost of revenue	(23,397)
Liaoning [Member]
Segment Reporting Information
Total revenue	18,621,886	427,072
Total cost of revenue	(13,440,458)	(298,443)
Gross profit	5,181,428	128,629
Operating expenses	(2,801,220)	(1,485,827)
Operating income	2,380,208	(1,357,198)
Interest income	13,240	5,966
Exchange gains		335,310
Other income	64,155
Income/(loss) before income taxes	2,457,603	(1,015,922)
Income tax benefit/(expense)	(717,299)	689,435
Net income	1,740,304	(326,487)
Depreciation and amortization	16,987	8,235
Capital expenditure	25,188	58,259
Real estate properties under development	58,153,297	30,590,778
Total long-lived assets	1,084,510	337,113
Total assets	73,223,300	34,993,328
Liaoning [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	18,621,886	427,072
Total cost of revenue	(13,440,458)	(298,443)
Property Management [Member]
Segment Reporting Information
Lease Income	483,944
Total revenue	58,798,108
Total cost of revenue	(36,735,908)
Gross profit	22,062,200
Operating expenses	(7,076,960)
Operating income	14,985,240
Interest income	681,464
Share of loss in equity investee	(630,775)
Exchange gains	(236,736)
Other income	124,295
Income/(loss) before income taxes	14,923,488
Income tax benefit/(expense)	(241,601)
Net income	14,681,887
Depreciation and amortization	189,503
Capital expenditure	352,073
Total long-lived assets	8,335,524
Total assets	106,315,123
Property Management [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue	57,126,216
Total cost of revenue	(35,611,790)
Property Management [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	1,187,948
Total cost of revenue	(1,124,118)
Others [Member]
Segment Reporting Information
Lease Income	55,979	803,559	914,217
Total revenue	4,094,076	59,379,426	41,552,507
Total cost of revenue	(8,651,267)	(40,530,550)	(30,791,509)
Gross profit	(4,557,191)	18,848,876	10,760,998
Operating expenses	(28,409,288)	(36,356,815)	(28,092,891)
Operating income	(32,966,479)	(17,507,939)	(17,331,893)
Interest income	4,679,756	4,147,965	3,371,705
Interest expense	(83,834,109)	(72,640,175)	(33,625,552)
Net realized gain on short-term investments	2,891,564	(3,590,540)	4,746,951
Share of loss in equity investee	1,024,021	(998,689)	329,652
Loss on extinguishment of debt	(536,011)	3,222,038	(15,879,702)
Exchange gains	(19,664,136)	(12,982,246)	1,119,662
Unrealized income on short-term investments	(1,623,814)	1,150,200	1,944,976
Other income	269,928	137,735	0
Income/(loss) before income taxes	(129,759,280)	(99,061,651)	(55,324,201)
Income tax benefit/(expense)	(382,837)	(3,557,106)	(14,333,802)
Net income	(130,142,117)	(102,618,757)	(69,658,003)
Depreciation and amortization	75,938	306,403	870,852
Capital expenditure	119,575	318,555	294,575
Real estate properties development completed		0	0
Real estate properties under development	27,488,080	15,064,162	11,135,393
Real estate properties held for lease	462,599	537,055	613,482
Total long-lived assets	79,010,347	53,834,857	23,378,186
Total assets	191,559,175	279,052,154	171,309,218
Others [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	129,387	305,244	0
Total cost of revenue	(1,751,402)	0	0
Others [Member] | Real estate lease income [Member]
Segment Reporting Information
Total cost of revenue	(46,792)	(48,809)	(47,777)
Others [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue		57,922,288	39,875,958
Total cost of revenue		(39,016,117)	(30,710,506)
Others [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	3,908,710	348,335	762,332
Total cost of revenue	$ (6,853,073)	$ (1,465,624)	$ (33,226)